UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina 27707

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last Day of February

Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2007
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCK - 93.10%			Healthcare - Products - 4.70%
			C.R. Bard, Inc.	161	$ 13,609
Aerospace/Defense - 6.43%			* Inverness Medical
* BE Aerospace, Inc.	363	$ 17,061	Innovations, Inc.	198	11,619
Rockwell Collins, Inc.	242	17,453			25,228
		34,514	Healthcare - Services - 2.55%
Apparel - 2.16%			* Humana Inc.	178	13,711
* Crocs, Inc.	297	11,592
			Internet - 7.19%
Beverages - 1.79%			* CNET Networks, Inc.	1,613	12,227
* Hansen Natural Corporation	221	9,594	* Equinix, Inc.	96	9,994
			* Priceline.com Incorporated	144	16,387
Biotechnology - 2.33%					38,608
* Millipore Corporation	153	12,528	Media - 2.13%
			* Liberty Global, Inc.	281	11,414
Commercial Services - 2.50%
Manpower Inc.	154	9,409	Miscellaneous Manufacturer - 7.85%
Watson Wyatt			Barnes Group Inc.	317	9,814
Worldwide Inc.	87	4,006	ITT Corporation	238	15,337
		13,415	Textron Inc.	246	16,986
Distribution/Wholesale - 2.14%					42,137
* Tech Data Corporation	305	11,471	Oil & Gas - 4.26%
			Cimarex Energy Co.	114	4,404
Diversified Financial Services - 6.50%			ENSCO International Incorporated 129		6,947
* Affiliated Managers Group, Inc.	110	13,668	Murphy Oil Corporation	161	11,515
BlackRock, Inc.	33	6,546			22,866
* µ Invesco Limited	559	14,674	Packaging & Containers - 1.35%
		34,888	Packaging Corp of America	256	7,242
Electric - 1.32%
ITC Holding Corporation	139	7,095	Pharmaceuticals - 4.70%
			* MGI Pharma, Inc.	484	16,751
Electronics - 3.50%			* OSI Pharmaceuticals, Inc.	182	8,487
* Flextronics International Ltd.	828	9,903			25,238
Gentex Corporation	448	8,879	Pipelines - 3.41%
		18,782	The Williams Companies, Inc.	527	18,292
Engineering & Construction - 3.25%
* McDermott International, Inc.	334	17,468	Retail - 3.57%
			Guess ?, Inc.	207	9,714
Entertainment - 2.76%			Longs Drug Stores Corporation	178	9,420
* Bally Technologies Inc.	355	14,804			19,134
			Semiconductors - 1.62%
Hand/Machine Tools - 1.99%			* Lam Research Corporation	190	8,712
Snap-on Incorporated	218	10,656
			Software - 2.47%
			*	Nuance Communications, Inc. 657	13,258
					(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2007
		Shares	Market Value (Note 1)

COMMON STOCK - (CONTINUED)				Summary of Investments by Industry
					% of Net Assets	Market Value
Telecommunications - 9.86%				Industry
*	Ciena Corporation	299	$ 13,150	Aerospace/Defense	6.43%	$ 34,514
	Harris Corporation	242	15,190	Apparel	2.16%	11,592
*	Millicom International			Beverages	1.79%	9,594
	Cellular S.A.	153	18,250	Biotechnology	2.33%	12,528
	Telephone & Data Systems, Inc.	112	6,334	Commercial Services	2.50%	13,415
			52,924	Distribution/Wholesale	2.14%	11,471
Transportation - 0.77%				Diversified Financial Services	6.50%	34,888
*	Gulfmark Offshore, Inc.	93	4,133	Electric	1.32%	7,095
				Electronics	3.50%	18,782
Total Common Stocks (Cost $465,681)			499,704	Engineering & Construction	3.25%	17,468
				Entertainment	2.76%	14,804
INVESTMENT COMPANY - 2.59%				Hand/Machine Tools	1.99%	10,656
	Evergreen Money Market Fund, 4.41%			Healthcare - Products	4.70%	25,228
(Cost $13,918)		13,918	13,918	Healthcare - Services	2.55%	13,711
				Internet	7.19%	38,608
Total Investments (Cost $479,599) - 95.69%			$ 513,622	Investment Company	2.59%	13,918
Other Assets Less Liabilities - 4.31%			23,107	Media	2.13%	11,414
				Miscellaneous Manufacturer	7.85%	42,137
Net Assets - 100.00%			$ 536,729	Oil & Gas	4.26%	22,866
				Packaging & Containers	1.35%	7,242
*	Non-income producing investment.			Pharmaceuticals	4.70%	25,238
µ	American Depositary Receipt.			Pipelines	3.41%	18,292
				Retail	3.57%	19,134
The following acronym is used in this portfolio:				Semiconductors	1.62%	8,712
				Software	2.47%	13,258
SA - Societe Anonyme (Luxembourg)				Telecommunications	9.86%	52,924
				Transportation	0.77%	4,133
				Total	95.69%	$ 513,622

						(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2007

Aggregate cost for federal income tax purposes is $480,240. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$ 47,350
Aggregate gross unrealized depreciation	(13,968)

Net unrealized appreciation	$ 33,382

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES

( a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NCM Capital Investment Trust

By: (Signature and Title)	/s/ Maceo K. Sloan

Maceo K. Sloan

President and Principal Executive Officer

Date: January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Maceo K. Sloan

Maceo K. Sloan

President and Principal Executive Officer

Date: January 23, 2008

By: (Signature and Title)	/s/ Michael L. Lawrence

Michael L. Lawrence

Treasurer and Principal Financial Officer

NCM Capital Investment Trust

Date: January 23, 2008